Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash		$ 148,828	$ 1,316,158
Term deposit		45,006
Accounts receivable		1,170,209	685,706
Prepaid expense		3,771	3,399
Advances payments for goods		4,361,465	3,060,430
Other receivables		19,188	17,579
Inventories		4,642,982	5,417,958
Total current assets		10,391,449	10,501,230
Non-current assets:
Property and equipment, net		78,115	9,973
Leased right-of-use assets		158,091	243,439
Total non-current assets		236,206	253,412
Total assets		10,627,655	10,754,642
Current liabilities:
Accounts payable		538,859	1,397,760
Employee benefits payable		53,667	51,124
Taxes payable		1,299,184	1,166,648
Lease liability - current		85,915	100,150
Total current liabilities		2,340,691	2,724,208
Non-current liabilities:
Lease liabilities non-current		79,784	158,758
Total non-current liabilities		79,784	158,758
Total liabilities		2,420,475	2,882,966
Stockholder’s equity:
Ordinary shares (par value $0.00002 per share, 800,000,000 shares authorized; 12,000,534 and 12,000,534 shares issued and outstanding at December 31, 2024 and 2023, respectively	[1]	240	240
Preferred shares (par value $0.00002 per share, 200,000,000 shares authorized; no preferred shares issued and outstanding at December 31, 2024 and 2023
Paid-in capital	[1]	328,241	328,241
Reserve Capital		1,550	1,550
Accumulated Other Comprehensive Income (Loss)		44,800	(6,010)
Retained earnings		7,738,123	7,463,266
Total Epsium stockholder’s equity		8,112,954	7,787,287
Non-controlling interest		94,226	84,389
Total stockholder’s equity		8,207,180	7,871,676
Total liabilities and stockholder’s equity		10,627,655	10,754,642
Related Parties
Current liabilities:
Amount due to related parties		$ 363,066	$ 8,526

[1]	Retroactively restated for the effect of share surrender and share cancellation.